Restatement of Previously Issued Financial Statements (Details) - Growth capital acquisition corp. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Financial statements, description	a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”
Net tangible assets		$ 5,000,001
Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Outstanding shares percentage		10.00%